UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04304

Delaware Group® Government Fund

(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Emerging Markets Debt Corporate Fund
(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class A : DEDAX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$54	1.04%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5262084)
TSSR-DEDAX-0326

Nomura Emerging Markets Debt Corporate Fund
(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Class C : DEDCX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.79%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5262084)
TSSR-DEDCX-0326

Nomura Emerging Markets Debt Corporate Fund
(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Institutional Class : DEDIX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.79%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$116,992,236
Total number of portfolio holdings*	146
Total advisory fees paid (during reporting period)	$254,227
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Brazil	8.16%
Mexico	7.82%
Argentina	5.33%
Chile	4.99%
India	4.10%
Türkiye	3.70%
South Korea	3.58%
Guatemala	3.54%
Saudi Arabia	3.46%
United Arab Emirates	3.24%

Sector allocation*
Financials	19.70%
Utilities	11.99%
Banking	9.66%
Technology, Media and Telecommunication	8.36%
Basic Industry	6.45%
Energy	5.10%
Oil & Gas	4.79%
Consumer	4.18%
Industrial	2.59%
Metals & Mining	2.48%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5262084)
TSSR-DEDIX-0326

Nomura Strategic Income Fund
(formerly, Macquarie Strategic Income Fund)
Class A : DEGGX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.84%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5271309)
TSSR-DEGGX-0326

Nomura Strategic Income Fund
(formerly, Macquarie Strategic Income Fund)
Class C : DUGCX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$81	1.59%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5271309)
TSSR-DUGCX-0326

Nomura Strategic Income Fund
(formerly, Macquarie Strategic Income Fund)
Class R : DUGRX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$56	1.09%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5271309)
TSSR-DUGRX-0326

Nomura Strategic Income Fund
(formerly, Macquarie Strategic Income Fund)
Institutional Class : DUGIX
Semiannual shareholder report | January 31, 2026
This semiannual shareholder report contains important information about Nomura Strategic Income Fund (Fund) for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.
Fund statistics (as of January 31, 2026)
Fund net assets	$235,523,122
Total number of portfolio holdings*	248
Total advisory fees paid (during reporting period)	$370,774
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.65%
Collateralized Loan Obligations	20.77%
Loan Agreements	9.76%
Government Agency Obligations	1.84%
Sovereign Bonds	1.30%
Non-Agency Commercial Mortgage-Backed Security	0.87%
Common Stocks	0.47%
Supranational Banks	0.19%
Agency Collateralized Mortgage Obligations	0.01%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5271309)
TSSR-DUGIX-0326

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Emerging Markets Debt Corporate Fund
(formerly, Macquarie Emerging Markets Debt Corporate Fund)
Financial statements and other information
For the six months ended January 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.26%Δ
China — 0.26%
Sunac China Holdings 0.000% exercise price $6.80, maturity date 6/23/26 ^	956,397	$ 152,354
Sunac China Holdings 0.000% exercise price $3.85, maturity date 6/23/28 ^	706,661	146,632
Total Convertible Bonds (cost $298,670)		298,986

Corporate Bonds — 91.91%Δ
Angola — 1.25%
Azule Energy Finance
144A 8.125% 1/23/30 #	725,000	734,257
144A 8.625% 1/22/33 #	730,000	730,309
		1,464,566
Argentina — 5.33%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	864,629	904,603
Banco Macro 144A 8.00% 6/23/29 #	970,000	1,001,525
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	810,000	822,757
Pluspetrol 144A 8.50% 5/30/32 #	760,000	782,147
Tecpetrol 144A 7.625% 11/3/30 #	975,000	976,999
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	820,000	823,468
YPF 144A 9.50% 1/17/31 #	875,000	928,234
		6,239,733
Armenia — 0.70%
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	815,000	823,455
		823,455
Brazil — 8.16%
Aegea Finance 144A 7.625% 1/20/36 #	720,000	704,102
Azul Secured Finance 144A 9.875% 2/15/31 #	390,000	394,875
Embraer Netherlands Finance 5.40% 1/9/38	870,000	859,603
LD Celulose International 144A 7.95% 1/26/32 #	725,000	764,026
MV24 Capital 144A 6.748% 6/1/34 #	773,844	784,182
Nova Securitisation 144A 6.50% 2/3/36 #	1,180,000	1,164,070
Petrobras Global Finance 6.25% 1/10/36	1,060,000	1,042,775
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	855,000	852,649
Raizen Fuels Finance
144A 6.25% 7/8/32 #	725,000	608,094
144A 6.95% 3/5/54 #	960,000	732,912
Sitios Latinoamerica 144A 6.00% 11/25/29 #	465,000	481,089
    1

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Brazil (continued)
Vale Overseas 144A 6.00% 2/25/56 #, μ	1,150,000	$ 1,155,750
		9,544,127
Chile — 4.30%
AES Andes 144A 8.15% 6/10/55 #, μ	865,000	921,147
ATP Tower Holdings 144A 7.875% 2/3/30 #	895,000	923,241
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	702,124
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	829,900	870,567
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	654,928	672,891
Latam Airlines Group 144A 7.875% 4/15/30 #	900,000	945,387
		5,035,357
China — 1.45%
Alibaba Group Holding
2.70% 2/9/41	445,000	328,913
5.25% 5/26/35	575,000	596,261
Meituan 144A 4.625% 10/2/29 #	765,000	770,593
		1,695,767
Colombia — 2.98%
Banco Davivienda 144A 8.125% 7/2/35 #, μ	995,000	1,039,775
Bancolombia 8.625% 12/24/34 μ	760,000	812,660
Ecopetrol 5.875% 11/2/51	925,000	668,455
SierraCol Energy Andina 144A 9.00% 11/14/30 #	965,000	966,592
		3,487,482
Georgia — 1.19%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	630,492
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	710,000	764,700
		1,395,192
Guatemala — 3.54%
Energuate Trust 2 0 144A 6.35% 9/15/35 #	1,000,000	1,000,142
Industrial Subordinated Trust 2 0 144A 6.55% 4/15/36 #, μ	1,380,000	1,401,390
Millicom International Cellular 144A 7.375% 4/2/32 #	819,000	852,614
Mobiliare Latam 144A 6.75% 11/10/32 #	895,000	887,191
		4,141,337
Hong Kong — 3.08%
AIA Group 144A 5.375% 4/5/34 #	510,000	526,583
Celestial Dynasty 6.375% 8/22/28 ■	735,000	736,863
FWD Group Holdings
144A 5.252% 9/22/30 #	485,000	488,160
144A 5.836% 9/22/35 #	775,000	785,078
2

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Hong Kong (continued)
Standard Chartered
144A 6.301% 1/9/29 #, μ	440,000	$ 457,261
144A 7.625% 1/16/32 #, μ, ψ	575,000	615,168
		3,609,113
India — 4.10%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	496,666
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	775,000	695,578
Axis Bank 4.10% 9/8/26 μ, ψ, ■	1,076,000	1,071,180
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	1,067
JSW Hydro Energy 144A 4.125% 5/18/31 #	698,475	658,909
Muthoot Finance 144A 6.375% 3/2/30 #	1,005,000	1,031,668
Vedanta Resources Finance II 144A 9.125% 10/15/32 #	800,000	838,627
		4,793,695
Indonesia — 2.19%
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,165,000	1,186,649
Freeport Indonesia 144A 5.315% 4/14/32 #	795,000	810,521
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	546,975	561,748
		2,558,918
Israel — 2.07%
Bank Hapoalim BM 144A 5.252% 1/14/33 #	920,000	920,899
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	850,000	888,978
Israel Electric 144A 5.633% 1/28/38 #	610,000	609,148
		2,419,025
Jamaica — 1.68%
Digicel International Finance 144A 8.625% 8/1/32 #	875,000	910,342
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	1,060,000	1,060,106
		1,970,448
Kazakhstan — 1.22%
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	705,000	724,433
KazMunayGas National JSC 144A 3.50% 4/14/33 #	770,000	698,286
		1,422,719
Kuwait — 1.08%
Burgan Bank 2.75% 12/15/31 μ, ■	895,000	875,243
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	393,128
		1,268,371
    3

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Macao — 2.40%
Melco Resorts Finance 144A 7.625% 4/17/32 #	765,000	$ 802,852
Sands China
3.25% 8/8/31	565,000	523,361
4.375% 6/18/30	490,000	482,352
Wynn Macau 144A 6.75% 2/15/34 #	985,000	999,301
		2,807,866
Madagascar — 0.67%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	775,000	786,288
		786,288
Malaysia — 0.60%
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	710,000	705,634
		705,634
Mexico — 6.33%
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	875,000	905,022
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	560,000	560,984
144A 8.125% 1/8/39 #, μ	525,000	573,671
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	645,413
El Puerto de Liverpool 144A 6.658% 1/22/37 #	905,000	974,179
FIBRA Prologis 144A 5.50% 11/26/35 #	925,000	920,097
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	940,982	980,372
Saavi Energia 144A 8.875% 2/10/35 #	840,000	910,476
Trust 2401 144A 7.70% 1/23/32 #	847,600	931,067
		7,401,281
Morocco — 0.82%
OCP 144A 5.125% 6/23/51 #	1,180,000	958,673
		958,673
Nigeria — 2.29%
Access Bank 144A 6.125% 9/21/26 #	615,000	613,505
Africa Finance144A 5.55% 10/8/29 #	945,000	969,378
IHS Holding 144A 8.25% 11/29/31 #	1,045,000	1,092,236
		2,675,119
4

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Oman — 0.96%
Bank Muscat SAOG 4.846% 10/1/30 ■	1,120,000	$ 1,122,002
		1,122,002
Panama — 0.77%
Sable International Finance 144A 7.125% 10/15/32 #	895,000	905,753
		905,753
Peru — 2.81%
Marcobre SAC 144A 5.75% 1/22/36 #	970,000	966,072
Scotiabank Peru 144A 6.10% 10/1/35 #, μ	1,000,000	1,040,400
Volcan Cia Minera 144A 8.50% 10/28/32 #	1,230,000	1,275,079
		3,281,551
Philippines — 1.05%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	654,401
Metropolitan Bank & Trust 5.375% 3/6/29 ■	560,000	578,595
		1,232,996
Poland — 0.85%
ORLEN 144A 6.00% 1/30/35 #	940,000	988,769
		988,769
Qatar — 0.95%
CBQ Finance 4.625% 9/10/30 ■	1,110,000	1,113,102
		1,113,102
Saudi Arabia — 3.46%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	835,000	840,876
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	630,000	684,142
Ma'aden Sukuk 144A 5.25% 2/13/30 #	890,000	912,030
Saudi Arabian Oil 144A 5.75% 7/17/54 #	760,000	722,300
SNB Funding 6.00% 6/24/35 μ, ■	865,000	886,086
		4,045,434
Serbia — 0.76%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	885,788
		885,788
Singapore — 1.29%
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	1,520,000	1,512,333
		1,512,333
South Africa — 2.95%
Bidvest Group UK 144A 6.20% 9/17/32 #	895,000	913,343
Prosus 144A 3.061% 7/13/31 #	740,000	676,513
    5

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
South Africa (continued)
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	$ 688,659
Windfall Mining Group 144A 5.854% 5/13/32 #	1,125,000	1,175,426
		3,453,941
South Korea — 3.58%
Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	855,000	890,269
Hyundai Capital Services 144A 5.25% 1/22/28 #	695,000	708,645
Kookmin Bank 144A 2.50% 11/4/30 #	1,115,000	1,015,768
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	710,948
Shinhan Bank 144A 5.75% 4/15/34 #	820,000	859,982
		4,185,612
Taiwan — 1.22%
TSMC Arizona 2.50% 10/25/31	1,100,000	1,001,656
TSMC Global 144A 2.25% 4/23/31 #	470,000	426,826
		1,428,482
Tanzania — 1.20%
AngloGold Ashanti Holdings 6.50% 4/15/40	685,000	736,411
HTA Group 144A 7.50% 6/4/29 #	640,000	661,981
		1,398,392
Thailand — 2.78%
Bangkok Bank
144A 3.466% 9/23/36 #, μ	665,000	605,538
144A 4.507% 11/26/30 #	910,000	911,527
GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ	890,000	914,039
Thaioil Treasury Center 144A 6.10% 1/15/31 #, μ, ψ	815,000	818,487
		3,249,591
Türkiye — 3.70%
Akbank TAS 144A 7.498% 1/20/30 #	425,000	449,161
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	681,345
QNB Bank 10.75% 11/15/33 μ, ■	600,000	673,875
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	660,000	692,454
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	835,000	868,071
Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ	965,000	963,554
		4,328,460
Ukraine — 1.53%
MHP Lux
144A 6.95% 4/3/26 #	720,000	723,822
144A 10.50% 7/28/29 #	1,030,000	1,060,516
		1,784,338
6

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Arab Emirates — 3.24%
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	875,000	$ 865,077
Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #	1,025,000	1,041,592
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	614,330
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	894,963	810,344
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	536,478	462,475
		3,793,818
Vietnam — 0.78%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	918,320	916,860
		916,860
Zambia — 0.60%
First Quantum Minerals 144A 7.25% 2/15/34 #	665,000	699,136
		699,136
Total Corporate Bonds (cost $105,804,108)		107,530,524

Government Agency Obligations — 2.67%Δ
Chile — 0.69%
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	765,000	814,197
		814,197
Mexico — 1.03%
Comision Federal de Electricidad
144A 3.348% 2/9/31 #	920,000	832,456
144A 6.50% 1/28/51 #	370,000	371,017
		1,203,473
Oman — 0.95%
AL Jawaher Assets 144A 4.662% 10/29/30 #	1,120,000	1,106,751
		1,106,751
Total Government Agency Obligations (cost $3,114,017)		3,124,421

Sovereign Bonds — 1.20%Δ
Ecuador — 0.86%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	290,000	293,625
144A 9.25% 1/29/39 #	700,000	717,500
		1,011,125
    7

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Hungary — 0.34%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	$ 395,442
		395,442
Total Sovereign Bonds (cost $1,370,762)		1,406,567

Supranational Banks — 1.76%
African Development Bank 5.875% 5/7/35 μ, ψ	300,000	300,558
African Development Bank5.75% 5/7/34 μ, ψ	730,000	731,246
Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	990,000	1,023,415
Total Supranational Banks (cost $2,006,591)		2,055,219
	Number of shares
Common Stock — 0.46%Δ
Mexico — 0.46%
Grupo Aeromexico †	267,153	535,040
Total Common Stock (cost $204,226)		535,040

Short-Term Investments — 1.40%
Money Market Mutual Funds — 1.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	409,466	409,466
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	409,465	409,465
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	409,465	409,465
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	409,466	409,466
Total Short-Term Investments (cost $1,637,862)		1,637,862
Total Value of Securities—99.66% (cost $114,436,236)		116,588,619

Receivables and Other Assets Net of Liabilities — 0.34%		403,617
Net Assets Applicable to 14,846,975 Shares Outstanding — 100.00%		$116,992,236
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
8

^	Zero-coupon security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $96,470,485, which represents 82.46% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
‡	Security is currently in default.
†	Non-income producing security.
The following swap contracts were outstanding at January 31, 2026:1
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(7,317)	$1,009	$(8,326)
The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
    9

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AD – Akcionarsko Drustvo
CDS – Credit Default Swap
CJSC – Closed Joint Stock Company
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
SAOG – Societe Anonyme Onamaise Generale
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
10

Statement of assets and liabilities
Nomura Emerging Markets Debt Corporate Fund	January 31, 2026 (Unaudited)
Assets:
Investments, at value*	$116,588,619
Foreign currencies, at valueΔ	6
Cash	23,151
Cash collateral due from broker	10,000
Dividends and interest receivable	1,600,009
Receivable for securities sold	316,629
Receivable for fund shares sold	226,559
Prepaid expenses	52,110
Upfront payments paid on over-the-counter credit default swap contracts	1,009
Other assets	558
Total Assets	118,818,650
Liabilities:
Payable for securities purchased	1,555,542
Payable for fund shares redeemed	109,714
Other accrued expenses	107,704
Investment management fees payable to affiliates	43,122
Unrealized depreciation on over-the-counter credit default swap contracts	8,326
Accounting and administration expenses payable to affiliates	726
Dividend disbursing and transfer agent fees and expenses payable to affiliates	590
Distribution fees payable to affiliates	542
Legal fees payable to affiliates	148
Total Liabilities	1,826,414
Total Net Assets	$116,992,236

Net Assets Consist of:
Paid-in capital	$124,112,255
Total distributable earnings (loss)	(7,120,019)
Total Net Assets	$116,992,236
    11

Statement of assets and liabilities
Nomura Emerging Markets Debt Corporate Fund

Net Asset Value

Class A:
Net assets	$1,257,884
Shares of beneficial interest outstanding, unlimited authorization, no par	159,324
Net asset value per share	$7.90
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.27

Class C:
Net assets	$322,736
Shares of beneficial interest outstanding, unlimited authorization, no par	40,806
Net asset value per share	$7.91

Institutional Class:
Net assets	$115,411,616
Shares of beneficial interest outstanding, unlimited authorization, no par	14,646,845
Net asset value per share	$7.88
*Investments, at cost	$114,436,236
ΔForeign currencies, at cost	6
See accompanying notes, which are an integral part of the financial statements.
12

Statement of operations
Nomura Emerging Markets Debt Corporate Fund	Six months ended January 31, 2026 (Unaudited)
Investment Income:
Interest	$3,300,433
Dividends	116,091
3,416,524

Expenses:
Management fees	408,666
Distribution expenses — Class A	1,456
Distribution expenses — Class C	1,692
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	50,336
Accounting and administration expenses	34,135
Audit and tax fees	29,581
Registration fees	22,041
Reports and statements to shareholders expenses	18,142
Legal fees	10,902
Custodian fees	2,903
Trustees’ fees	2,580
Other	8,314
590,748
Less expenses waived	(154,439)
Less expenses paid indirectly	(2,699)
Total operating expenses	433,610
Net Investment Income (Loss)	2,982,914
    13

Statement of operations
Nomura Emerging Markets Debt Corporate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$933,455
Foreign currencies	5,027
Swap contracts	(10,300)
Net realized gain (loss)	928,182

Net change in unrealized appreciation (depreciation) on:
Investments	704,904
Foreign currencies	1
Swap contracts	4,656
Net change in unrealized appreciation (depreciation)	709,561
Net Realized and Unrealized Gain (Loss)	1,637,743
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,620,657
See accompanying notes, which are an integral part of the financial statements.
14

Statements of changes in net assets
Nomura Emerging Markets Debt Corporate Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Increase in Net Assets from Operations:
Net investment income (loss)	$2,982,914	$5,605,707
Net realized gain (loss)	928,182	681,610
Net change in unrealized appreciation (depreciation)	709,561	726,869
Net increase (decrease) in net assets resulting from operations	4,620,657	7,014,186

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(32,697)	(57,480)
Class C	(7,834)	(13,130)
Institutional Class	(3,112,173)	(5,405,945)
	(3,152,704)	(5,476,555)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	271,716	582,119
Class C	583	306,658
Institutional Class	36,156,554	30,072,663

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	32,697	57,370
Class C	7,770	13,001
Institutional Class	3,056,988	5,155,416
	39,526,308	36,187,227
    15

Statements of changes in net assets
Nomura Emerging Markets Debt Corporate Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(71,684)	$(556,086)
Class C	(72,435)	(103,425)
Institutional Class	(19,108,573)	(32,495,465)
	(19,252,692)	(33,154,976)
Increase in net assets derived from capital share transactions	20,273,616	3,032,251
Net Increase in Net Assets	21,741,569	4,569,882

Net Assets:
Beginning of period	95,250,667	90,680,785
End of period	$116,992,236	$95,250,667
See accompanying notes, which are an integral part of the financial statements.
16

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Financial highlights
Nomura Emerging Markets Debt Corporate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.78	$7.66	$7.45	$7.35	$8.91	$8.48

0.21	0.44	0.45	0.40	0.32	0.33
0.13	0.12	0.20	0.08	(1.52)	0.42
0.34	0.56	0.65	0.48	(1.20)	0.75

(0.22)	(0.44)	(0.44)	(0.38)	(0.31)	(0.32)
—	—	—	—	(0.05)	—
(0.22)	(0.44)	(0.44)	(0.38)	(0.36)	(0.32)

$7.90	$7.78	$7.66	$7.45	$7.35	$8.91

4.42%	7.49%	9.07%	6.74%	(13.83%)	8.99%

$1,258	$1,010	$910	$753	$767	$817
1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
1.33%	1.35%	1.26%	1.44%	1.43%	1.42%
5.23%	5.77%	6.02%	5.47%	3.87%	3.69%
4.94%	5.46%	5.80%	5.07%	3.48%	3.31%
46%	89%	94%	67%	55%	99%
19

Financial highlights
Nomura Emerging Markets Debt Corporate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.79	$7.67	$7.44	$7.34	$8.90	$8.47

0.18	0.37	0.39	0.34	0.25	0.26
0.13	0.13	0.20	0.09	(1.51)	0.43
0.31	0.50	0.59	0.43	(1.26)	0.69

(0.19)	(0.38)	(0.36)	(0.33)	(0.25)	(0.26)
—	—	—	—	(0.05)	—
(0.19)	(0.38)	(0.36)	(0.33)	(0.30)	(0.26)

$7.91	$7.79	$7.67	$7.44	$7.34	$8.90

3.99%	6.67%	8.19%	5.98%	(14.46%)	8.19%

$323	$381	$159	$244	$210	$99
1.79%	1.79%	1.79%	1.79%	1.79%	1.79%
2.08%	2.10%	2.01%	2.19%	2.18%	2.17%
4.44%	4.80%	5.27%	4.72%	3.12%	2.94%
4.15%	4.49%	5.05%	4.32%	2.73%	2.56%
46%	89%	94%	67%	55%	99%
21

Financial highlights
Nomura Emerging Markets Debt Corporate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.76	$7.64	$7.44	$7.34	$8.90	$8.47

0.22	0.46	0.47	0.42	0.34	0.35
0.13	0.11	0.20	0.08	(1.51)	0.43
0.35	0.57	0.67	0.50	(1.17)	0.78

(0.23)	(0.45)	(0.47)	(0.40)	(0.34)	(0.35)
—	—	—	—	(0.05)	—
(0.23)	(0.45)	(0.47)	(0.40)	(0.39)	(0.35)

$7.88	$7.76	$7.64	$7.44	$7.34	$8.90

4.55%	7.75%	9.34%	7.01%	(13.60%)	9.30%

$115,411	$93,860	$89,612	$86,966	$96,027	$86,511
0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
1.08%	1.10%	1.01%	1.19%	1.18%	1.17%
5.48%	6.01%	6.27%	5.72%	4.12%	3.94%
5.19%	5.70%	6.05%	5.32%	3.73%	3.56%
46%	89%	94%	67%	55%	99%
23

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund	January 31, 2026 (Unaudited)
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Emerging Markets Debt Corporate Fund (formerly, Macquarie Emerging Markets Debt Corporate Fund through November 30, 2025) and Nomura Strategic Income Fund (formerly, Macquarie Strategic Income Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap
24

curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2026, and for all open tax years (years ended July 31, 2022–July 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended January 31, 2026, the Fund did not incur any interest or tax penalties.
    25

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
26

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the
    27

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $2,682 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $17 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2025 through November 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
1.04%	1.79%	0.79%
Prior to the Closing Date, DMC sought investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a "Prior Affiliated Sub-Advisor" and together, the "Prior Affiliated Sub-Advisors"). DMC also
28

permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor’s specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer served as a sub-advisor to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2026, the Fund paid $4,357 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended January 31, 2026, the Fund paid $3,539 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2026, the Fund paid $818 for internal legal and regulatory reporting services
    29

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended January 31, 2026, DDLP earned $30 for commissions on sales of the Fund’s Class A shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund’s name change to Nomura Emerging Markets Debt Corporate Fund went effective.
3. Investments
For the six months ended January 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$66,592,242
Sales	47,308,185
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$114,436,236
Aggregate unrealized appreciation of investments and derivatives	$3,262,748
Aggregate unrealized depreciation of investments and derivatives	(1,118,691)
Net unrealized appreciation of investments and derivatives	$2,144,057
30

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,647,263	$8,453,637	$ 10,100,900
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    31

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$535,040	$—	$535,040
Convertible Bonds	—	298,986	298,986
Corporate Bonds	—	107,530,524	107,530,524
Government Agency Obligations	—	3,124,421	3,124,421
Sovereign Bonds	—	1,406,567	1,406,567
Supranational Banks	—	2,055,219	2,055,219
Short-Term Investments	1,637,862	—	1,637,862
Total Value of Securities	$2,172,902	$114,415,717	$116,588,619

Derivatives[1]
Liabilities:
Over-The-Counter Credit Default Swap Contracts	$—	$(8,326)	$(8,326)

[1]Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended January 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. As of January 31, 2026, the Fund had no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/26	7/31/25
Shares sold:
Class A	34,477	75,622
Class C	77	39,939
Institutional Class	4,606,729	3,922,672
32

	Six months ended	Year ended
	1/31/26	7/31/25

Shares issued upon reinvestment of dividends and distributions:
Class A	4,159	7,469
Class C	986	1,693
Institutional Class	389,440	672,402
	5,035,868	4,719,797

Shares redeemed:
Class A	(9,095)	(72,137)
Class C	(9,195)	(13,383)
Institutional Class	(2,437,074)	(4,229,131)
	(2,455,364)	(4,314,651)
Net increase	2,580,504	405,146
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2026 and the year ended July 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Six months ended
1/31/26	118	119	$936
Year ended
7/31/25	191	191	1,474
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of January 31, 2026, or at any time during the period then ended.
    33

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between the Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended January 31, 2026, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2026, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the
34

counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended January 31, 2026, the Fund used CDS contracts to hedge against credit events.
During the six months ended January 31, 2026, the Fund experienced net realized and unrealized gains or losses attributable to swaps contracts, which are disclosed on the “Statement of operations” and “Statement of assets and liabilities.”
At January 31, 2026, the Fund posted $10,000 in cash as collateral for open swap contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2026:
	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional amount)*	1,748,000	—
*Long represents buying protection and short represents selling protection.
7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
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Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
7. Offsetting (continued)
At January 31, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(8,326)	$(8,326)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged(a)	Net Exposure(b)
JPMorgan Chase Bank	$(8,326)	$—	$—	$—	$8,326	$—
(a)Excess of collateral received/pledged, if any, from/to the individual counterparty is not shown for financial reporting purposes.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
36

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging
    37

Notes to financial statements
Nomura Emerging Markets Debt Corporate Fund
9. Credit and Market Risks (continued)
markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC, Baa3 by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A,
38

which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
The Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of January 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because the Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.
    39

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Nomura Emerging Markets Debt Corporate Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
8,256,442	33,690	30,248
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Emerging Markets Debt Corporate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global
40

Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers.  The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance,
    41

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to
42

provide investment services to the Fund.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing
    43

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing
44

profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split
    45

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
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At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days
    47

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and
48

Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate
    49

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be
50

reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a
    51

Other Fund information (Unaudited)
Nomura Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
52

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5262084)
SA-227-0326
This page is not part of the financial statements and other information.

Fixed income mutual fund
Nomura Strategic Income Fund
(formerly, Macquarie Strategic Income Fund)
Financial statements and other information
For the six months ended January 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Strategic Income Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	16,429	$ 16,291
GNMA Series 2015-151 KC 3.50% 4/20/34	6,345	6,248
Total Agency Collateralized Mortgage Obligations (cost $23,378)		22,539

Collateralized Loan Obligations — 20.77%
AGL CLO 3 Series 2020-3A ER 144A 8.922% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	934,242
AGL CLO 32 Series 2024-32A D1 144A 6.57% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,001,307
AIMCO CLO 17 Series 2022-17A D1R 144A 6.569% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	1,002,340
AIMCO CLO 18 Series 2022-18A D1R 144A 6.518% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	500,942
AMMC CLO 31 Series 2025-31A D 144A 6.618% (TSFR03M + 2.95%, Floor 2.95%) 2/20/38 #, •	750,000	753,276
Apidos CLO XL Series 2022-40A D1R 144A 6.572% (TSFR03M + 2.90%, Floor 2.90%) 7/15/37 #, •	2,000,000	2,008,892
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.768% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	495,009
Bain Capital Credit CLO Series 2017-2A CR3 144A 5.868% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	2,005,344
Ballyrock CLO 14 Series 2020-14A BR 144A 5.668% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	1,000,000	1,001,710
Ballyrock CLO 18 Series 2021-18A DR 144A 9.422% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	969,828
Barings CLO
Series 2024-2A C 144A 5.672% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	1,000,892
Series 2024-2A D 144A 6.822% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	1,003,198
Series 2024-5A D2 144A 7.772% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	500,000	501,609

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Bear Mountain Park CLO Series 2022-1A CR 144A 5.672% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	$ 2,003,678
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.418% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	846,676
Benefit Street Partners CLO XII-B Series 2017-12BRA D1 144A 6.722% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	1,003,952
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 6.568% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	1,003,321
Benefit Street Partners CLO XXXII Series 2023-32A ER 144A 8.368% (TSFR03M + 4.70%, Floor 4.70%) 10/25/38 #, •	800,000	802,819
Carlyle US CLO
Series 2024-4A C 144A 5.818% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,503,595
Series 2024-4A D 144A 6.868% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	1,003,712

Dryden 109 CLO Series 2022-109A DR 144A 6.372% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,000,000	1,003,529
Dryden 123 CLO Series 2025-123A E 144A 8.522% (TSFR03M + 4.85%, Floor 4.85%) 4/15/38 #, •	1,000,000	1,005,964
Elmwood CLO 17 Series 2022-4A D1R 144A 6.718% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	1,005,643
Elmwood CLO 37 Series 2024-13A D1 144A 6.268% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	1,001,970
Elmwood CLO V Series 2020-2A D1RR 144A 6.818% (TSFR03M + 3.15%, Floor 3.15%) 10/20/37 #, •	1,000,000	1,003,269
Golub Capital Partners CLO 72 B Series 2024-72A D 144A 7.668% (TSFR03M + 4.00%, Floor 4.00%) 4/25/37 #, •	1,000,000	1,001,049
Golub Capital Partners CLO 76 B Series 2024-76A D1 144A 6.568% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	1,003,632
Invesco US CLO Series 2023-4A ER 144A 9.418% (TSFR03M + 5.75%, Floor 5.75%) 1/18/39 #, •	400,000	400,000

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Kennedy Lewis CLO 10 Series 2022-10A D1R 144A 6.519% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •	1,500,000	$ 1,503,153
KKR CLO 27 Series 27A ER2 144A 9.922% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	956,511
Lewey Park CLO Series 2024-1A D1 144A 6.62% (TSFR03M + 2.95%, Floor 2.95%) 10/21/37 #, •	1,500,000	1,504,735
Madison Park Funding XLVI Series 2020-46A DRR 144A 6.422% (TSFR03M + 2.75%) 10/15/34 #, •	1,250,000	1,238,664
Madison Park Funding XXX Series 2018-30A D1R 144A 6.871% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	1,001,281
Magnetite XLV Series 2025-45A E 144A 8.172% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	850,000	851,649
Neuberger Berman Loan Advisers CLO 25 Series 2017-25A D1R2 144A 6.768% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,003,196
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A C 144A 5.768% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	2,004,516
Oaktree CLO Series 2019-3A D1R2 144A 6.768% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	1,004,574
OHA Credit Funding 11 Series 2022-11A D1R 144A 6.518% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	1,004,881
OHA Loan Funding Series 2016-1A D1R2 144A 6.718% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	1,003,365
OZLM XIX Series 2017-19A CRR 144A 7.172% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,004,981
Palmer Square CLO Series 2024-2A D2 144A 8.018% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	1,003,220
RR Series 2024-28RA DR 144A 10.672% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	600,387
Sound Point CLO Series 2025-1RA E 144A 11.469% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	480,692

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
TCW CLO
Series 2019-2A D1R2 144A 6.668% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,000,000	$ 986,809
Series 2022-1A ER 144A 10.168% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	1,000,000	990,361
Series 2024-2A D1 144A 6.968% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	1,001,809
Series 2024-3A D1A 144A 6.768% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	1,005,703
Total Collateralized Loan Obligations (cost $49,142,338)		48,921,885

Corporate Bonds — 56.65%
Banking — 9.49%
Akbank TAS 144A 7.498% 1/20/30 #	360,000	380,466
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	310,000	334,859
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,764,603
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	325,000	335,920
Bangkok Bank 144A 4.507% 11/26/30 #	380,000	380,638
Bank Hapoalim BM 144A 4.722% 7/14/29 #	300,000	299,743
Bank Muscat SAOG 4.846% 10/1/30 ■	400,000	400,715
Bank of America 6.25% 7/26/30 μ, ψ	2,360,000	2,403,614
Barclays
7.625% 3/15/35 μ, ψ	1,035,000	1,115,942
9.625% 12/15/29 μ, ψ	735,000	836,289

CBQ Finance 4.625% 9/10/30 ■	400,000	401,118
Citigroup
6.875% 8/15/30 μ, ψ	1,050,000	1,073,359
6.95% 2/15/30 μ, ψ	780,000	803,937
7.125% 8/15/29 μ, ψ	545,000	564,417
Goldman Sachs Group
6.125% 11/10/34 μ, ψ	715,000	728,841
7.50% 5/10/29 μ, ψ	1,490,000	1,573,754

HSBC Holdings 7.05% 6/5/30 μ, ψ	880,000	917,835
ICICI Bank 144A 4.00% 3/18/26 #	360,000	359,905
Metropolitan Bank & Trust 5.375% 3/6/29 ■	400,000	413,282
NBK SPC 144A 1.625% 9/15/27 #, μ	430,000	422,613
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,780,000	1,829,667
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	400,000	397,982
Shinhan Bank 3.875% 3/24/26 ■	570,000	569,651
State Street 6.45% 9/15/30 μ, ψ	885,000	917,505

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 7.00% 2/5/35 #, μ, ψ	1,885,000	$ 1,917,156
144A 7.125% 8/10/34 #, μ, ψ	1,185,000	1,214,815
		22,358,626
Basic Industry — 2.32%
Celanese US Holdings 6.75% 4/15/33	795,000	805,791
Cerdia Finanz 144A 9.375% 10/3/31 #	1,025,000	1,047,776
Cleveland-Cliffs
144A 7.00% 3/15/32 #	735,000	755,202
144A 7.625% 1/15/34 #	730,000	765,052

Magnera 144A 7.25% 11/15/31 #	1,839,000	1,739,535
Sasol Financing USA 144A 8.75% 5/3/29 #	335,000	344,330
		5,457,686
Brokerage — 1.96%
Apollo Global Management 6.00% 12/15/54 μ	1,025,002	1,025,415
BGC Group 6.15% 4/2/30	875,000	903,632
Jefferies Finance 144A 6.625% 10/15/31 #	2,700,000	2,677,765
		4,606,812
Capital Goods — 3.28%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	1,175,000	1,236,411
Boeing
2.196% 2/4/26	1,180,000	1,179,800
6.858% 5/1/54	300,000	338,514

Goat Holdco 144A 6.75% 2/1/32 #	605,000	621,778
Herc Holdings 144A 7.25% 6/15/33 #	1,680,000	1,778,769
Manitowoc 144A 9.25% 10/1/31 #	515,000	559,989
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	1,145,000	1,167,402
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	469,000	490,404
Toucan FinCo 144A 9.50% 5/15/30 #	357,000	344,854
		7,717,921
Communications — 8.37%
ATP Tower Holdings 144A 7.875% 2/3/30 #	400,000	412,622
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	375,000	380,462
Cimpress 144A 7.375% 9/15/32 #	715,000	735,075
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	635,000	675,133
Digicel International Finance 144A 8.625% 8/1/32 #	1,750,000	1,820,684

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Gray Media 144A 7.25% 8/15/33 #	510,000	$ 522,504
IHS Holding 144A 6.25% 11/29/28 #	425,000	423,599
Iliad Holding
144A 7.00% 4/15/32 #	590,000	605,464
144A 8.50% 4/15/31 #	530,000	567,866

Midcontinent Communications 144A 8.00% 8/15/32 #	975,000	939,334
Prosus 144A 3.257% 1/19/27 #	390,000	385,510
Sable International Finance 144A 7.125% 10/15/32 #	2,205,000	2,231,493
Sitios Latinoamerica 144A 6.00% 11/25/29 #	420,000	434,532
Time Warner Cable 7.30% 7/1/38	350,000	371,838
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	425,000	445,899
Uniti Services 144A 7.50% 10/15/33 #	814,000	840,820
Univision Communications
144A 7.375% 6/30/30 #	1,585,000	1,606,879
144A 9.375% 8/1/32 #	907,000	976,953

Versant Media Group 144A 7.25% 1/30/31 #	2,049,000	2,101,157
Virgin Media Finance 144A 5.00% 7/15/30 #	1,310,000	1,145,780
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	362,173
VZ Secured Financing 144A 5.00% 1/15/32 #	1,915,000	1,730,419
		19,716,196
Consumer Cyclical — 6.28%
American Axle & Manufacturing 144A 7.75% 10/15/33 #	1,253,000	1,289,672
Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, >>	2,339,988	2,576,105
Carnival 144A 6.125% 2/15/33 #	1,150,000	1,183,555
General Motors Financial 5.95% 4/4/34	1,445,000	1,517,060
Hyundai Capital Services 144A 5.25% 1/22/28 #	425,000	433,345
Lindblad Expeditions 144A 7.00% 9/15/30 #	775,000	809,419
Meituan 144A 4.625% 10/2/29 #	400,000	402,924
Millrose Properties 144A 6.375% 8/1/30 #	1,270,000	1,297,134
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	197,000	205,541
New Flyer Holdings 144A 9.25% 7/1/30 #	545,000	587,549
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	415,000	416,413
S&S Holdings 144A 8.375% 10/1/31 #	615,000	586,873
Victra Holdings 144A 8.75% 9/15/29 #	1,060,000	1,116,732
Voyager Parent 144A 9.25% 7/1/32 #	560,000	595,196
William Carter 144A 7.375% 2/15/31 #	550,000	569,283
ZF North America Capital 144A 7.50% 3/24/31 #	1,163,000	1,192,749
		14,779,550

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 2.83%
Acadia Healthcare 144A 7.375% 3/15/33 #	1,835,000	$ 1,814,897
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,275,000	1,344,129
Central American Bottling 144A 5.25% 4/27/29 #	405,000	403,175
DaVita 144A 6.75% 7/15/33 #	653,000	670,715
Global Medical Response 144A 7.375% 10/1/32 #	698,000	722,231
Opal Bidco 144A 6.50% 3/31/32 #	1,135,000	1,158,905
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	625,000	558,594
		6,672,646
Electric — 1.69%
California Buyer 144A 6.375% 2/15/32 #	1,025,000	1,023,252
Capital Power US Holdings 144A 6.189% 6/1/35 #	920,000	964,475
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	344,000	360,857
Dominion Energy 6.625% 5/15/55 μ	180,000	185,154
Duke Energy 6.45% 9/1/54 μ	435,000	455,323
Hawaiian Electric 144A 6.00% 10/1/33 #	696,000	706,914
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	289,691	289,230
		3,985,205
Energy — 7.51%
Azule Energy Finance 144A 8.125% 1/23/30 #	400,000	405,107
Delek Logistics Partners 144A 7.375% 6/30/33 #	665,000	684,247
Enbridge
5.75% 7/15/80 μ	1,430,000	1,448,434
7.20% 6/27/54 μ	175,000	186,591

Energy Transfer 6.50% 11/15/26 μ, ψ	1,352,000	1,359,017
Genesis Energy
7.875% 5/15/32	220,000	229,704
8.00% 5/15/33	1,375,000	1,435,682

GNL Quintero 144A 4.634% 7/31/29 #	164,800	165,510
Hilcorp Energy I
144A 6.00% 2/1/31 #	865,000	835,967
144A 7.25% 2/15/35 #	1,000,000	968,224

Nabors Industries 144A 9.125% 1/31/30 #	1,980,000	2,092,434
NGL Energy Operating 144A 8.375% 2/15/32 #	1,635,000	1,712,291
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	400,000	398,900
Rockies Express Pipeline 144A 7.50% 7/15/38 #	1,090,000	1,193,909
SM Energy 144A 9.625% 6/15/33 #	885,000	968,333
Tecpetrol 144A 7.625% 11/3/30 #	325,000	325,666
Transocean International 144A 7.875% 10/15/32 #	1,077,000	1,136,565
Venture Global LNG 144A 9.875% 2/1/32 #	1,675,000	1,772,018

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	335,000	$ 373,725
		17,692,324
Financials — 7.67%
Apollo Debt Solutions 6.70% 7/29/31	2,205,000	2,300,191
Ares Capital
5.50% 9/1/30	1,100,000	1,106,271
5.95% 7/15/29	560,000	575,667
Ares Strategic Income Fund
144A 5.15% 1/15/31 #	1,430,000	1,392,446
5.60% 2/15/30	570,000	570,542

Avolon Holdings Funding 144A 5.375% 5/30/30 #	69,000	70,884
Azorra Finance
144A 7.25% 1/15/31 #	810,000	848,915
144A 7.75% 4/15/30 #	1,045,000	1,100,385

Blackstone Private Credit Fund 5.60% 11/22/29	2,125,000	2,138,762
Blue Owl Credit Income
5.80% 3/15/30	1,202,000	1,192,621
6.60% 9/15/29	555,000	571,343

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	1,163,000	1,181,887
Muthoot Finance 144A 6.375% 3/2/30 #	400,000	410,614
OneMain Finance
6.75% 3/15/32	1,230,000	1,258,653
7.125% 9/15/32	770,000	798,375
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,195,000	1,222,096
144A 6.875% 2/15/33 #	765,000	780,775

Rocket 144A 6.375% 8/1/33 #	522,000	542,207
		18,062,634
Insurance — 2.21%
Allianz 144A 6.55% 10/30/33 #, μ, ψ	2,400,000	2,499,550
Athene Holding
6.625% 10/15/54 μ	281,000	281,023
6.875% 6/28/55 μ	675,000	676,546

FWD Group Holdings 144A 5.252% 9/22/30 #	350,000	352,280
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	645,000	690,524
Reinsurance Group of America 6.65% 9/15/55 μ	685,000	707,510
		5,207,433

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.59%
Sempra 6.40% 10/1/54 μ	1,383,000	$ 1,399,784
		1,399,784
REIT — 0.18%
Trust 2401 144A 4.869% 1/15/30 #	425,000	417,647
		417,647
Technology — 1.97%
Capstone Borrower 144A 8.00% 6/15/30 #	1,280,000	1,191,280
Cipher Compute 144A 7.125% 11/15/30 #	351,000	362,113
ION Platform Finance US 144A 7.875% 9/30/32 #	1,200,000	1,053,917
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	400,000	411,026
Shift4 Payments 144A 6.75% 8/15/32 #	1,135,000	1,158,548
WULF Compute 144A 7.75% 10/15/30 #	452,000	471,865
		4,648,749
Transportation — 0.10%
Latam Airlines Group 144A 7.875% 4/15/30 #	220,000	231,094
		231,094
Utilities — 0.20%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	450,000	476,842
		476,842
Total Corporate Bonds (cost $130,676,785)		133,431,149

Government Agency Obligations — 1.84%
AL Jawaher Assets 144A 4.662% 10/29/30 #	400,000	395,268
Comision Federal de Electricidad 144A 3.348% 2/9/31 #	375,000	339,316
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	370,000	369,584
Freeport Indonesia 144A 4.763% 4/14/27 #	360,000	359,979
Georgian Railway JSC 4.00% 6/17/28 ■	425,000	406,755
Ma'aden Sukuk 144A 5.25% 2/13/30 #	400,000	409,901
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	400,000	397,540
OCP 144A 6.10% 4/30/30 #	400,000	416,643
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	400,000	407,147
Petronas Capital 144A 4.95% 1/3/31 #	400,000	412,482
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	427,795
Total Government Agency Obligations (cost $4,254,142)		4,342,410

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Security — 0.87%
Madison Avenue Trust 6.571% 10/15/42 •	2,000,000	$ 2,043,557
Total Non-Agency Commercial Mortgage-Backed Security (cost $2,052,734)		2,043,557

Loan Agreements — 9.76%
Basic Industry — 1.14%
Ineos Quattro Holdings UK Tranche B 7.922% (SOFR01M + 4.25%) 10/7/31 •	962,725	637,003
Olympus Water US Holding Tranche B-6 6.672% (SOFR03M + 3.00%) 6/20/31 •	1,654,104	1,630,327
Usalco 7.172% (SOFR01M + 3.50%) 9/30/31 •	421,849	421,849
		2,689,179
Capital Goods — 0.65%
Clydesdale Acquisition Holdings Tranche B 6.922% (SOFR01M + 3.25%) 4/1/32 •	727,603	724,543
Form Technologies 9.42% (SOFR03M + 5.75%) 7/19/30 •	870,625	796,622
		1,521,165
Communications — 0.06%
Univision Communications 1st Lien 7.922% (SOFR03M + 4.25%) 6/24/29 •	140,990	141,299
		141,299
Consumer Cyclical — 2.37%
Boots Group Finco 7.206% (SOFR03M + 3.50%) 8/30/32 •	500,000	502,396
Clarios Global 6.422% (SOFR01M + 2.75%) 1/28/32 •	1,157,100	1,159,993
Flynn Restaurant Group 7.422% (SOFR01M + 3.75%) 1/28/32 •	1,091,750	1,093,251
Scientific Games Holdings 6.652% (SOFR03M + 3.00%) 4/4/29 •	592,500	583,983
Staples 9.604% (SOFR03M + 5.75%) 9/4/29 •	1,728,125	1,654,031
Tenneco Tranche B 8.989% (SOFR03M + 5.10%) 11/17/28 •	605,000	599,454
		5,593,108
Consumer Non-Cyclical — 1.12%
Bausch & Lomb 7.422% (SOFR01M + 3.75%) 1/15/31 •	973,748	981,660
Heartland Dental 7.422% (SOFR01M + 3.75%) 8/25/32 •	1,650,705	1,651,118
		2,632,778
Finance Companies — 0.41%
CFC Bidco 2022 7.161% (SOFR03M + 3.50%) 7/1/32 •	1,000,000	957,500
		957,500

	Principal amount°	Value (US $)

Loan Agreements (continued)
Financials — 0.42%
Nexus Buyer 7.672% (SOFR01M + 4.00%) 7/31/31 •	997,500	$ 986,122
		986,122
Healthcare — 0.70%
Mamba Purchaser 6.673% (SOFR01M + 3.00%) 10/14/31 •	1,650,768	1,654,911
		1,654,911
Industrials — 0.42%
Gloves Buyer 7.672% (SOFR01M + 4.00%) 5/21/32 •	997,500	993,261
		993,261
Insurance — 0.81%
Alera Group TBD 5/30/32 X, •	897,750	900,331
Asurion Tranche B-13 7.922% (SOFR01M + 4.25%) 9/19/30 •	995,000	998,731
		1,899,062
Technology — 1.66%
Clover Holdings 2
7.674% (SOFR01M + 4.00%) 12/9/31 •	1,027,238	1,007,977
7.750% 12/9/31	1,126,487	1,098,325

Mermaid Bidco Tranche B 7.151% (SOFR03M + 3.25%) 7/3/31 •	992,443	977,557
UKG Tranche B 6.167% (SOFR03M + 2.50%) 2/10/31 •	855,920	833,808
		3,917,667
Total Loan Agreements (cost $23,463,318)		22,986,052

Sovereign Bonds — 1.30%Δ
Colombia — 0.15%
Colombia Government International Bond 6.125% 1/21/31	350,000	349,405
		349,405
Dominican Republic — 0.17%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	404,374
		404,374
Hong Kong — 0.18%
Airport Authority 144A 4.875% 7/15/30 #	400,000	414,540
		414,540

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Kazakhstan — 0.17%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	400,000	$ 408,458
		408,458
Mexico — 0.22%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	500,000	508,535
		508,535
Poland — 0.13%
Republic of Poland Government International Bond 4.875% 2/12/30	305,000	313,711
		313,711
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	352,850
		352,850
South Korea — 0.13%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	300,000	306,884
		306,884
Total Sovereign Bonds (cost $3,070,503)		3,058,757

Supranational Banks — 0.19%
Africa Finance 144A 5.55% 10/8/29 #	430,000	441,093
Total Supranational Banks (cost $430,000)		441,093
	Number of shares
Common Stocks — 0.47%♣
Consumer Discretionary — 0.02%
Studio City International Holdings ADR †	19,076	57,991
		57,991
Energy — 0.00%
Westmoreland Coal =, †, π	146	109
		109

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials — 0.07%
MNSN Holdings =, †	200	$ 10,500
New Cotai =, †, π	414,307	143,498
		153,998
Industrials — 0.38%
Grupo Aeromexico †	449,684	900,603
		900,603
Total Common Stocks (cost $4,257,211)		1,112,701

Short-Term Investments — 3.57%
Money Market Mutual Funds — 3.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	2,100,000	2,100,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	2,100,000	2,100,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	2,100,000	2,100,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	2,100,000	2,100,000
Total Short-Term Investments (cost $8,400,000)		8,400,000
Total Value of Securities—95.43% (cost $225,770,409)		224,760,143

Receivables and Other Assets Net of Liabilities—4.57%		10,762,979
Net Assets Applicable to 31,010,747 Shares Outstanding—100.00%		$235,523,122
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $149,621,318, which represents 63.53% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Schedule of investments
Nomura Strategic Income Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
>>	PIK. 100% of the income received was in the form of principal.
X	This loan will settle after January 31, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2026, the aggregate value of restricted securities was $143,607, which represented 0.06% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$143,498
Westmoreland Coal	3/15/19	109	109
Total		$3,632,286	$143,607
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the

Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$43,901	$43,901	$43,901	$—

The following forward foreign currency exchange contracts and futures contracts were outstanding at January 31, 2026:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
TD	EUR	(140,000)	USD	163,174	2/20/26	$(2,930)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 5 yr Notes
169	$18,409,117	$18,541,544	3/31/26	$(132,427)	$7,923
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
AD – Akcionarsko Drustvo
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DIFC – Dubai International Financial Centre
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
PIK – Payment-in-kind

Schedule of investments
Nomura Strategic Income Fund
Summary of abbreviations: (continued)
REIT – Real Estate Investment Trust
SAOG – Societe Anonyme Onamaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Strategic Income Fund	January 31, 2026 (Unaudited)
Assets:
Investments, at value*	$224,760,143
Foreign currencies, at valueΔ	16,233
Cash	7,357,398
Cash collateral due from broker	232,375
Receivable for securities sold	8,952,257
Dividends and interest receivable	3,002,286
Receivable for fund shares sold	324,901
Prepaid expenses	53,514
Variation margin due from broker on futures contracts	7,923
Other assets	806
Total Assets	244,707,836
Liabilities:
Payable for securities purchased	8,435,810
Payable for fund shares redeemed	447,957
Other accrued expenses	199,282
Investment management fees payable to affiliates	64,285
Distribution fees payable to affiliates	24,492
Distribution payable	6,973
Unrealized depreciation on forward foreign currency exchange contracts	2,930
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,354
Accounting and administration expenses payable to affiliates	1,231
Legal fees payable to affiliates	400
Total Liabilities	9,184,714
Total Net Assets	$235,523,122

Net Assets Consist of:
Paid-in capital	$290,108,895
Total distributable earnings (loss)	(54,585,773)
Total Net Assets	$235,523,122

Statement of assets and liabilities
Nomura Strategic Income Fund

Net Asset Value

Class A:
Net assets	$100,262,191
Shares of beneficial interest outstanding, unlimited authorization, no par	13,203,091
Net asset value per share	$7.59
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.95

Class C:
Net assets	$3,590,431
Shares of beneficial interest outstanding, unlimited authorization, no par	472,896
Net asset value per share	$7.59

Class R:
Net assets	$249,672
Shares of beneficial interest outstanding, unlimited authorization, no par	32,823
Net asset value per share	$7.61

Institutional Class:
Net assets	$131,420,828
Shares of beneficial interest outstanding, unlimited authorization, no par	17,301,937
Net asset value per share	$7.60
*Investments, at cost	$225,770,409
ΔForeign currencies, at cost	15,869
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Strategic Income Fund	Six months ended January 31, 2026 (Unaudited)
Investment Income:
Interest	$7,899,720
Dividends	199,336
Foreign tax withheld	(5,553)
8,093,503

Expenses:
Management fees	647,814
Distribution expenses — Class A	128,332
Distribution expenses — Class C	17,858
Distribution expenses — Class R	615
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	130,368
Accounting and administration expenses	42,736
Legal fees	33,945
Audit and tax fees	32,203
Registration fees	29,111
Reports and statements to shareholders expenses	24,222
Custodian fees	6,694
Trustees’ fees	5,831
Investment interest expense	1,011
Other	26,039
1,126,779
Less expenses waived	(277,040)
Less expenses paid indirectly	(6,995)
Total operating expenses	842,744
Net Investment Income (Loss)	7,250,759

Statement of operations
Nomura Strategic Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$67,271
Foreign currencies	1,181,239
Forward foreign currency exchange contracts	(558,428)
Futures contracts	276,988
Swap contracts	(54,854)
Net realized gain (loss)	912,216

Net change in unrealized appreciation (depreciation) on:
Investments	304,522
Foreign currencies	(21,338)
Forward foreign currency exchange contracts	36,867
Futures contracts	(195,401)
Swap contracts	68,112
Net change in unrealized appreciation (depreciation)	192,762
Net Realized and Unrealized Gain (Loss)	1,104,978
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,355,737
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Strategic Income Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,250,759	$14,667,980
Net realized gain (loss)	912,216	(802,284) [1]
Net increase from payment by affiliates	—	17,648[2]
Net change in unrealized appreciation (depreciation)	192,762	2,208,848
Net increase (decrease) in net assets resulting from operations	8,355,737	16,092,192

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,104,249)	(6,524,935)
Class C	(94,538)	(176,368)
Class R	(7,108)	(12,997)
Institutional Class	(4,062,344)	(7,619,467)

Return of capital:
Class A	—	(119,161)
Class C	—	(3,669)
Class R	—	(248)
Institutional Class	—	(133,592)
	(7,268,239)	(14,590,437)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,870,912	14,064,833[3]
Class C	604,176	1,133,128[3]
Class R	4,028	16,846[3]
Institutional Class	28,749,509	65,829,142[3]

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,056,872	6,537,755
Class C	94,538	180,037
Class R	7,108	13,245
Institutional Class	4,059,292	7,749,854
	43,446,435	95,524,840

Statements of changes in net assets
Nomura Strategic Income Fund
	Six months ended 1/31/26 (Unaudited)	Year ended 7/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(14,578,659)	$(26,359,983)
Class C	(460,958)	(1,043,209)
Class R	(399)	(48,832)
Institutional Class	(28,756,053)	(59,704,229)
	(43,796,069)	(87,156,253)
Increase (decrease) in net assets derived from capital share transactions	(349,634)	8,368,587
Net Increase in Net Assets	737,864	9,870,342

Net Assets:
Beginning of period	234,785,258	224,914,916
End of period	$235,523,122	$234,785,258
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Strategic Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.56	$7.49	$7.31	$7.38	$8.57	$8.24

0.23	0.47	0.41	0.35	0.29	0.30
0.03	0.07	0.17	(0.07)	(1.17)	0.35
—	—[3]	—	—	—	—
0.26	0.54	0.58	0.28	(0.88)	0.65

(0.23)	(0.46)	(0.40)	(0.35)	(0.31)	(0.32)
—	(0.01)	—	—	—	— [4]
(0.23)	(0.47)	(0.40)	(0.35)	(0.31)	(0.32)
—	—[3]	—	—	—	—
$7.59	$7.56	$7.49	$7.31	$7.38	$8.57
3.49%	7.40%[3]	8.25%	4.00%	(10.45%)	8.02%

$100,262	$104,435	$109,284	$71,422	$79,273	$31,690
0.84%	0.84%	0.84%	0.84%	0.90%[7]	0.84%
1.08%	1.07%	1.12%	1.20%	1.24%	1.53%
6.03%	6.27%	5.60%	4.85%	3.62%	3.54%
5.79%	6.04%	5.32%	4.49%	3.28%	2.85%
25%	106%	160%[8]	99%	65%	89%

Financial highlights
Nomura Strategic Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.56	$7.49	$7.30	$7.38	$8.58	$8.25

0.20	0.41	0.36	0.30	0.23	0.24
0.03	0.07	0.18	(0.08)	(1.18)	0.35
—	—[3]	—	—	—	—
0.23	0.48	0.54	0.22	(0.95)	0.59

(0.20)	(0.40)	(0.35)	(0.30)	(0.25)	(0.26)
—	(0.01)	—	—	—	— [4]
(0.20)	(0.41)	(0.35)	(0.30)	(0.25)	(0.26)
—	—[3]	—	—	—	—
$7.59	$7.56	$7.49	$7.30	$7.38	$8.58
3.10%	6.61%[3]	7.59%	3.08%	(11.22%)	7.21%

$3,590	$3,337	$3,041	$819	$1,110	$1,451
1.59%	1.59%	1.59%	1.59%	1.65%[7]	1.59%
1.83%	1.82%	1.87%	1.95%	1.99%	2.28%
5.28%	5.52%	4.85%	4.10%	2.87%	2.79%
5.04%	5.29%	4.57%	3.74%	2.53%	2.10%
25%	106%	160%[8]	99%	65%	89%

Financial highlights
Nomura Strategic Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.57	$7.50	$7.32	$7.39	$8.60	$8.27

0.22	0.45	0.39	0.33	0.27	0.28
0.04	0.07	0.18	(0.06)	(1.19)	0.35
—	—[3]	—	—	—	—
0.26	0.52	0.57	0.27	(0.92)	0.63

(0.22)	(0.44)	(0.39)	(0.34)	(0.29)	(0.30)
—	(0.01)	—	—	—	— [4]
(0.22)	(0.45)	(0.39)	(0.34)	(0.29)	(0.30)
—	—[3]	—	—	—	—
$7.61	$7.57	$7.50	$7.32	$7.39	$8.60
3.49%	7.13%[3]	7.97%	3.74%	(10.86%)	7.74%

$250	$238	$255	$174	$148	$171
1.09%	1.09%	1.09%	1.09%	1.15%[7]	1.09%
1.33%	1.32%	1.37%	1.45%	1.49%	1.78%
5.78%	6.02%	5.35%	4.60%	3.37%	3.29%
5.54%	5.79%	5.07%	4.24%	3.03%	2.60%
25%	106%	160%[8]	99%	65%	89%

Financial highlights
Nomura Strategic Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/26[1] (Unaudited)	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
$7.56	$7.49	$7.31	$7.38	$8.58	$8.25

0.24	0.49	0.43	0.37	0.31	0.32
0.04	0.07	0.17	(0.07)	(1.18)	0.35
—	—[3]	—	—	—	—
0.28	0.56	0.60	0.30	(0.87)	0.67

(0.24)	(0.48)	(0.42)	(0.37)	(0.33)	(0.34)
—	(0.01)	—	—	—	— [4]
(0.24)	(0.49)	(0.42)	(0.37)	(0.33)	(0.34)
—	—[3]	—	—	—	—
$7.60	$7.56	$7.49	$7.31	$7.38	$8.58
3.76%	7.67%[3]	8.52%	4.26%	(10.33%)	8.29%

$131,421	$126,775	$112,335	$26,263	$15,126	$16,258
0.59%	0.59%	0.59%	0.59%	0.65%[7]	0.59%
0.83%	0.82%	0.87%	0.95%	0.99%	1.28%
6.28%	6.52%	5.85%	5.10%	3.87%	3.79%
6.04%	6.29%	5.57%	4.74%	3.53%	3.10%
25%	106%	160%[8]	99%	65%	89%

Notes to financial statements
Nomura Strategic Income Fund	January 31, 2026 (Unaudited)
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Nomura Emerging Markets Debt Corporate Fund (formerly, Macquarie Emerging Markets Debt Corporate Fund through November 30, 2025) and Nomura Strategic Income Fund (formerly, Macquarie Strategic Income Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions

Notes to financial statements
Nomura Strategic Income Fund
1. Significant Accounting Policies (continued)
are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2026, and for all open tax years (years ended July 31, 2022–July 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended January 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the

1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain

Notes to financial statements
Nomura Strategic Income Fund
1. Significant Accounting Policies (continued)
on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $6,587 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2026, the Fund earned $408 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT), and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from August 1, 2025 through November 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from August 1, 2025 through November 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
0.84%	1.59%	1.09%	0.59%
Prior to the Closing Date, DMC sought investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (each, a "Prior Affiliated Sub-Advisor" and together, the "Prior Affiliated Sub-Advisors"). DMC also permitted these Prior Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believed it would have been beneficial to utilize a Prior Affiliated Sub-Advisor’s specialized market knowledge. Although the Prior Affiliated Sub-Advisors served as sub-advisors, DMC had ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, paid each Prior Affiliated Sub-Advisor a portion of its investment management fee. As of the Closing Date, each Prior Affiliated Sub-Advisor no longer served as a sub-advisor to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2026, the Fund paid $7,386 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of

Notes to financial statements
Nomura Strategic Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended January 31, 2026, the Fund paid $8,124 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2026, the Fund paid $2,102 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended January 31, 2026, DDLP earned $3,608 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2026, DDLP received gross CDSC commissions of $83 and $781 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
On September 19, 2024, MIMBT (renamed NIMBT on the Closing Date), of which DMC is a series, entered into a settlement agreement with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact DMC's ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $59,638. An amount of $13,763 is included on the “Statements of changes in net assets” under “Net increase from payment by affiliates” and an amount of $45,875 is included on the “Statements of changes in net assets” under “Proceeds from shares sold.” Payment by affiliates and capital contribution by affiliates had no impact on total return.
During the year ended July 31, 2025, DMC reimbursed the Fund $3,885 in connection with trade errors. This amount is included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 16, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Strategic Income Fund went effective.
3. Investments
For the six months ended January 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$55,159,585
Sales other than US government securities	71,774,875
Sales of US government securities	6,389

Notes to financial statements
Nomura Strategic Income Fund
3. Investments (continued)
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$225,672,223
Aggregate unrealized appreciation of investments and derivatives	$4,520,201
Aggregate unrealized depreciation of investments and derivatives	(5,567,638)
Net unrealized depreciation of investments and derivatives	$(1,047,437)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 12,102,276	$42,323,234	$ 54,425,510
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$22,539	$—	$22,539
Collateralized Loan Obligations	—	48,921,885	—	48,921,885
Common Stocks	958,594	—	154,107	1,112,701
Corporate Bonds	—	133,431,149	—	133,431,149
Government Agency Obligations	—	4,342,410	—	4,342,410
Loan Agreements	—	22,986,052	—	22,986,052
Non-Agency Commercial Mortgage-Backed Security	—	2,043,557	—	2,043,557
Sovereign Bonds	—	3,058,757	—	3,058,757
Supranational Banks	—	441,093	—	441,093
Short-Term Investments	8,400,000	—	—	8,400,000
Total Value of Securities	$9,358,594	$215,247,442	$154,107	$224,760,143

Derivatives[1]
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,930)	$—	$(2,930)
Futures Contracts	(132,427)	—	—	(132,427)
1 Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended January 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Nomura Strategic Income Fund
3. Investments (continued)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/26	7/31/25
Shares sold:
Class A	904,237	1,869,337
Class C	79,477	150,618
Class R	529	2,227
Institutional Class	3,781,876	8,753,278

Shares issued upon reinvestment of dividends and distributions:
Class A	402,042	869,942
Class C	12,440	23,964
Class R	933	1,759
Institutional Class	533,531	1,031,259
	5,715,065	12,702,384

Shares redeemed:
Class A	(1,919,101)	(3,510,569)
Class C	(60,613)	(138,973)
Class R	(52)	(6,480)
Institutional Class	(3,780,610)	(8,008,106)
	(5,760,376)	(11,664,128)
Net increase (decrease)	(45,311)	1,038,256

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2026, the Fund did not have any exchange transactions. For the year ended July 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended
7/31/25	4,984	201	201	4,984	$39,168
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of January 31, 2026, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements
Nomura Strategic Income Fund
6. Derivatives (continued)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended January 31, 2026, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2026, the Fund posted $232,375 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended January 31, 2026, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts —The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.
Credit Default Swaps.  A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended January 31, 2026, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2026, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at January 31, 2026.
During the six months ended January 31, 2026, the Fund used CDS contracts to gain exposure to certain securities or markets.

Notes to financial statements
Nomura Strategic Income Fund
6. Derivatives (continued)
Fair values of derivative instruments as of January 31, 2026 were as follows:
	Liability Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(2,930)	$—	$(2,930)
Variation margin due from broker on futures contracts*	—	(132,427)	(132,427)
Total	$(2,930)	$(132,427)	$(135,357)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2026. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2026 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(558,428)	$—	$—	$(558,428)
Interest rate contracts	—	276,988	—	276,988
Credit contracts	—	—	(54,854)	(54,854)
Total	$(558,428)	$276,988	$(54,854)	$(336,294)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$36,867	$—	$—	$36,867
Interest rate contracts	—	(195,401)	—	(195,401)
Credit contracts	—	—	68,112	68,112
Total	$36,867	$(195,401)	$68,112	$(90,422)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2026:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$12,778,681	$7,738,449
Futures contracts (average notional amount)	18,470,040	—
CDS contracts (average notional amount)*	33,254	—
* Long represents buying protection and short represents selling protection.
7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At January 31, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank	$ —	$(2,930)	$(2,930)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
TD Bank	$(2,930)	$ —	$ —	$ —	$ —	$(2,930)
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements
Nomura Strategic Income Fund
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC, Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can

Notes to financial statements
Nomura Strategic Income Fund
9. Credit and Market Risks (continued)
be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s

Notes to financial statements
Nomura Strategic Income Fund
9. Credit and Market Risks (continued)
limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
The Fund adopted FASB Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of January 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction if material. Because the Fund does not pay a material amount of income taxes, there was not a significant impact to the income tax disclosures.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 16, 2025, Nomura Strategic Income Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
12,613,954	350,322	2,781,964
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025
Nomura Holding America Inc. completed its acquisition of the equity interests of Macquarie Group Limited’s U.S. and European public investments business effective December 1, 2025 (the “Closing Date”), which included Delaware Management Company (“DMC”), the Fund complex’s investment adviser. Prior to the Closing Date, the Funds’ Board of Trustees (the “Board”) and the Funds’ shareholders approved a new investment advisory agreement with DMC. This new agreement supersedes the Funds’ prior investment advisory agreement with DMC that automatically terminated on the Closing Date. In addition, the Board of Trustees also approved new sub-advisory agreements for certain Funds. The reapproval described below relates to the continuation of DMC’s prior investment advisory agreement and of the Funds’ prior sub-advisor agreements, as applicable, from September 2025 until the Closing Date. Information about the Board of Trustees’ consideration of the new investment advisory agreement with DMC is available in the Funds’ proxy statement dated July 9, 2025.
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Nomura (formerly, Macquarie) Strategic Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”),

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the

Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
provide investment services to the Fund. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 12-14, 2025 (continued)
certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.

Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.

Other Fund information (Unaudited)
Nomura Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
(5271309)
SA-023-0326
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Government Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 1, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 1, 2026